Quarterly Holdings Report
for
Fidelity® High Income Fund
July 31, 2022
SPH-NPRT1-0922
1.804875.118
Corporate Bonds - 85.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 1.4%
Broadcasting - 0.7%
DISH Network Corp.:
2.375% 3/15/24	11,320	10,075
3.375% 8/15/26	17,792	12,660
		22,735
Energy - 0.7%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,681	8,406
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,898	13,185
		21,591
TOTAL CONVERTIBLE BONDS		44,326
Nonconvertible Bonds - 83.9%
Aerospace - 3.5%
ATI, Inc.:
4.875% 10/1/29	2,320	1,985
5.875% 12/1/27	17,805	16,559
Bombardier, Inc.:
6% 2/15/28 (d)	4,095	3,533
7.875% 4/15/27 (d)	19,557	18,071
BWX Technologies, Inc. 4.125% 6/30/28 (d)	13,223	12,529
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)	2,155	1,736
4.625% 3/1/28 (d)	11,680	9,979
Moog, Inc. 4.25% 12/15/27 (d)	6,189	5,775
Science Applications International Corp. 4.875% 4/1/28 (d)	1,015	966
TransDigm, Inc.:
4.625% 1/15/29	5,930	5,337
5.5% 11/15/27	38,717	36,588
7.5% 3/15/27	1,582	1,608
		114,666
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)	3,130	3,078
Automotive & Auto Parts - 0.3%
Ford Motor Credit Co. LLC:
2.9% 2/10/29	6,905	5,827
3.815% 11/2/27	4,080	3,740
		9,567
Banks & Thrifts - 0.1%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	2,430	2,242
Broadcasting - 1.1%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	22,770	5,009
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)	4,065	3,246
Sirius XM Radio, Inc.:
4% 7/15/28 (d)	5,800	5,388
4.125% 7/1/30 (d)	2,105	1,900
5.5% 7/1/29 (d)	6,685	6,568
TEGNA, Inc.:
4.625% 3/15/28	4,880	4,766
5% 9/15/29	1,775	1,735
Univision Communications, Inc.:
4.5% 5/1/29 (d)	5,615	5,073
6.625% 6/1/27 (d)	3,655	3,664
		37,349
Building Materials - 0.6%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	7,831	7,674
Builders FirstSource, Inc. 4.25% 2/1/32 (d)	5,595	4,788
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	3,455	3,230
6% 12/1/29 (d)	3,095	2,678
		18,370
Cable/Satellite TV - 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	11,784	10,223
4.5% 8/15/30 (d)	14,630	13,005
4.5% 5/1/32	9,401	8,128
4.5% 6/1/33 (d)	8,145	6,883
4.75% 3/1/30 (d)	5,630	5,123
5% 2/1/28 (d)	3,840	3,706
5.375% 6/1/29 (d)	4,390	4,183
CSC Holdings LLC:
3.375% 2/15/31 (d)	5,000	4,000
4.125% 12/1/30 (d)	2,939	2,499
4.5% 11/15/31 (d)	1,430	1,216
4.625% 12/1/30 (d)	17,824	13,546
5.375% 2/1/28 (d)	15,430	14,659
5.75% 1/15/30 (d)	3,475	2,806
7.5% 4/1/28 (d)	2,935	2,693
Dolya Holdco 18 DAC 5% 7/15/28 (d)	4,188	3,825
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	6,479	5,989
6.5% 9/15/28 (d)	20,183	16,015
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	7,800	7,034
Ziggo Bond Co. BV 5.125% 2/28/30 (d)	4,250	3,623
Ziggo BV 4.875% 1/15/30 (d)	5,505	5,082
		134,238
Capital Goods - 0.8%
Mueller Water Products, Inc. 4% 6/15/29 (d)	4,685	4,270
Vertical Holdco GmbH 7.625% 7/15/28 (d)	5,610	5,077
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	18,314	17,581
		26,928
Chemicals - 3.8%
CVR Partners LP 6.125% 6/15/28 (d)	5,120	4,659
Element Solutions, Inc. 3.875% 9/1/28 (d)	6,534	6,032
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	11,080	9,507
7% 12/31/27 (d)	1,080	818
LSB Industries, Inc. 6.25% 10/15/28 (d)	10,150	9,207
Methanex Corp.:
5.125% 10/15/27	11,101	10,268
5.65% 12/1/44	4,229	3,087
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)	5,020	4,361
4.875% 6/1/24 (d)	1,000	979
5% 5/1/25 (d)	2,270	2,220
5.25% 6/1/27 (d)	12,500	11,988
Nufarm Australia Ltd. 5% 1/27/30 (d)	6,520	5,542
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)	5,155	4,361
6.25% 10/1/29 (d)	5,435	3,886
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	3,935	3,292
The Chemours Co. LLC:
4.625% 11/15/29 (d)	7,595	6,665
5.375% 5/15/27	10,144	9,688
5.75% 11/15/28 (d)	19,200	18,297
Valvoline, Inc. 4.25% 2/15/30 (d)	4,610	4,183
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	8,100	6,836
		125,876
Consumer Products - 0.6%
Mattel, Inc.:
3.375% 4/1/26 (d)	2,000	1,897
3.75% 4/1/29 (d)	8,300	7,667
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	3,550	2,955
7.875% 5/1/29 (d)	2,730	1,870
Nordstrom, Inc.:
4.25% 8/1/31	4,150	3,361
4.375% 4/1/30	2,760	2,316
		20,066
Containers - 0.8%
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	2,160	1,945
Sealed Air Corp. 5% 4/15/29 (d)	5,450	5,396
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	8,787	8,611
8.5% 8/15/27 (d)	9,951	9,493
		25,445
Diversified Financial Services - 3.8%
Altus Midstream LP 5.875% 6/15/30 (d)	3,635	3,692
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	11,430	7,353
3.625% 10/1/31 (d)	12,385	7,339
Hightower Holding LLC 6.75% 4/15/29 (d)	5,410	4,252
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	7,160	6,443
5.25% 5/15/27	43,900	42,144
6.25% 5/15/26	14,341	14,244
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)	3,635	3,103
OneMain Finance Corp.:
3.5% 1/15/27	8,300	7,059
3.875% 9/15/28	14,215	11,770
6.875% 3/15/25	4,415	4,360
7.125% 3/15/26	11,800	11,424
		123,183
Diversified Media - 1.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	19,948	18,153
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)	4,940	4,645
5.625% 10/1/28 (d)	7,287	7,141
5.875% 10/1/30 (d)	4,002	3,927
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	5,547	4,439
		38,305
Energy - 10.7%
Apache Corp. 4.25% 1/15/30	1,960	1,888
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	6,465	5,912
Citgo Petroleum Corp. 6.375% 6/15/26 (d)	11,308	10,856
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	7,855	7,168
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	6,180	5,806
6.75% 3/1/29 (d)	10,655	10,548
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	27,398	26,302
5.75% 4/1/25	14,257	14,043
6% 2/1/29 (d)	12,181	11,097
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (d)	2,510	2,331
5.625% 10/15/25 (d)	560	559
CVR Energy, Inc.:
5.25% 2/15/25 (d)	10,329	9,885
5.75% 2/15/28 (d)	6,813	6,166
Delek Logistics Partners LP 7.125% 6/1/28 (d)	12,355	11,274
DT Midstream, Inc. 4.125% 6/15/29 (d)	4,090	3,786
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	1,123	1,125
EnLink Midstream LLC 5.625% 1/15/28 (d)	1,630	1,582
EQM Midstream Partners LP:
6.5% 7/1/27 (d)	3,522	3,529
7.5% 6/1/27 (d)	1,735	1,773
7.5% 6/1/30 (d)	1,735	1,786
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	4,610	4,206
Harvest Midstream I LP 7.5% 9/1/28 (d)	2,365	2,259
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,880	1,675
5.125% 6/15/28 (d)	7,610	7,423
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)	1,960	1,789
6.25% 11/1/28 (d)	1,960	1,898
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	3,730	3,439
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)	28,768	0
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	34,475	32,650
6.75% 9/15/25 (d)	35,507	34,664
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	10,365	9,469
Occidental Petroleum Corp.:
5.5% 12/1/25	1,000	1,023
7.5% 5/1/31	6,195	7,183
7.875% 9/15/31	1,135	1,314
8% 7/15/25	1,000	1,083
8.875% 7/15/30	4,715	5,646
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)	1,900	1,596
4.95% 7/15/29 (d)	4,294	3,773
6.875% 4/15/40 (d)	1,598	1,354
SM Energy Co. 5.625% 6/1/25	5,210	5,125
Southwestern Energy Co. 4.75% 2/1/32	3,580	3,338
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	5,094	4,584
5.875% 3/15/28	4,990	4,775
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	2,990	2,751
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	9,865	8,958
6% 3/1/27 (d)	19,117	17,760
6% 12/31/30 (d)	8,825	7,954
6% 9/1/31 (d)	9,425	8,492
7.5% 10/1/25 (d)	2,685	2,691
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	2,679	2,558
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)	556	539
Transocean Pontus Ltd. 6.125% 8/1/25 (d)	1,516	1,417
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)	2,311	2,120
Transocean Proteus Ltd. 6.25% 12/1/24 (d)	612	578
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	5,762	5,488
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	5,530	5,103
4.125% 8/15/31 (d)	5,475	5,047
		349,138
Environmental - 1.3%
Covanta Holding Corp. 4.875% 12/1/29 (d)	5,180	4,614
Darling Ingredients, Inc. 6% 6/15/30 (d)	2,155	2,229
Madison IAQ LLC:
4.125% 6/30/28 (d)	10,535	9,323
5.875% 6/30/29 (d)	24,280	18,954
Stericycle, Inc.:
3.875% 1/15/29 (d)	6,570	6,007
5.375% 7/15/24 (d)	1,385	1,381
		42,508
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	22,063	19,320
4.875% 2/15/30 (d)	6,320	5,783
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	9,424	7,158
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	1,435	1,309
		33,570
Food/Beverage/Tobacco - 2.1%
C&S Group Enterprises LLC 5% 12/15/28 (d)	15,865	11,483
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (d)	7,076	6,874
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	11,855	11,048
Performance Food Group, Inc. 5.5% 10/15/27 (d)	542	534
Post Holdings, Inc.:
4.625% 4/15/30 (d)	3,666	3,288
5.5% 12/15/29 (d)	3,587	3,391
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)	11,870	10,253
TreeHouse Foods, Inc. 4% 9/1/28	2,065	1,797
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	20,435	15,368
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	2,045	1,874
4.75% 2/15/29 (d)	2,520	2,352
		68,262
Gaming - 2.9%
Affinity Gaming LLC 6.875% 12/15/27 (d)	10,355	8,973
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	5,200	4,409
8.125% 7/1/27 (d)	40,374	40,374
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)	11,230	9,181
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	13,301	13,274
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	2,400	1,990
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	6,920	5,588
5.875% 9/1/31 (d)	3,290	2,575
Station Casinos LLC 4.5% 2/15/28 (d)	4,745	4,305
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)	5,156	4,782
		95,451
Healthcare - 8.8%
180 Medical, Inc. 3.875% 10/15/29 (d)	5,715	5,196
AMN Healthcare 4% 4/15/29 (d)	8,354	7,578
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	10,440	9,610
4.625% 7/15/28 (d)	3,355	3,230
Bausch Health Companies, Inc.:
5% 1/30/28 (d)	5,270	2,806
7% 1/15/28 (d)	10,380	5,747
Cano Health, Inc. 6.25% 10/1/28 (d)	8,235	7,382
Catalent Pharma Solutions 3.5% 4/1/30 (d)	10,850	9,706
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	2,975	2,745
4.25% 5/1/28 (d)	768	751
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	8,950	7,205
5.25% 5/15/30 (d)	9,740	8,182
5.625% 3/15/27 (d)	22,140	19,677
6% 1/15/29 (d)	6,140	5,357
6.125% 4/1/30 (d)	7,445	3,980
6.875% 4/15/29 (d)	9,010	5,001
8% 3/15/26 (d)	4,705	4,493
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	5,375	4,749
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	2,170	1,649
4.625% 6/1/30 (d)	17,405	14,272
Embecta Corp. 5% 2/15/30 (d)	2,745	2,412
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	7,652	6,782
HealthEquity, Inc. 4.5% 10/1/29 (d)	3,705	3,451
Hologic, Inc.:
3.25% 2/15/29 (d)	6,190	5,610
4.625% 2/1/28 (d)	134	131
Jazz Securities DAC 4.375% 1/15/29 (d)	13,450	12,950
MEDNAX, Inc. 5.375% 2/15/30 (d)	5,590	5,157
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)	8,905	8,059
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	2,030	1,857
Molina Healthcare, Inc. 3.875% 11/15/30 (d)	3,370	3,113
Option Care Health, Inc. 4.375% 10/31/29 (d)	8,310	7,583
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	17,765	16,797
5.125% 4/30/31 (d)	820	768
Owens & Minor, Inc. 4.5% 3/31/29 (d)	2,610	2,346
Radiology Partners, Inc. 9.25% 2/1/28 (d)	8,190	6,024
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	13,345	11,999
Teleflex, Inc. 4.25% 6/1/28 (d)	1,540	1,452
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	10,395	9,667
4.375% 1/15/30 (d)	4,965	4,612
4.625% 6/15/28 (d)	9,758	9,208
6.125% 10/1/28 (d)	27,845	27,149
6.125% 6/15/30 (d)	6,675	6,743
6.25% 2/1/27 (d)	3,134	3,171
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (d)	5,149	3,252
		289,609
Homebuilders/Real Estate - 4.0%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)	2,515	1,949
Howard Hughes Corp.:
4.125% 2/1/29 (d)	3,300	2,839
4.375% 2/1/31 (d)	3,300	2,794
Kennedy-Wilson, Inc. 4.75% 2/1/30	13,055	11,220
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	3,950	3,703
5% 10/15/27	27,650	26,602
Railworks Holdings LP 8.25% 11/15/28 (d)	7,220	6,405
TopBuild Corp. 4.125% 2/15/32 (d)	9,350	8,135
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	19,235	16,929
6.5% 2/15/29 (d)	65,180	50,173
		130,749
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	9,245	7,974
3.75% 5/1/29 (d)	215	195
4% 5/1/31 (d)	4,375	3,927
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	4,395	4,038
		16,134
Insurance - 0.8%
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (d)	12,485	11,637
AmWINS Group, Inc. 4.875% 6/30/29 (d)	11,105	10,100
AssuredPartners, Inc. 5.625% 1/15/29 (d)	3,295	2,933
		24,670
Leisure - 2.8%
Carnival Corp.:
5.75% 3/1/27 (d)	17,425	13,967
6% 5/1/29 (d)	13,860	10,643
6.65% 1/15/28	750	530
7.625% 3/1/26 (d)	19,060	16,478
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)	3,585	2,703
NCL Corp. Ltd.:
3.625% 12/15/24 (d)	9,685	8,329
5.875% 3/15/26 (d)	2,175	1,774
7.75% 2/15/29 (d)	4,840	3,880
NCL Finance Ltd. 6.125% 3/15/28 (d)	1,660	1,283
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	10,620	8,177
5.375% 7/15/27 (d)	3,900	3,023
5.5% 8/31/26 (d)	10,740	8,482
5.5% 4/1/28 (d)	12,495	9,434
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	1,605	1,386
Voc Escrow Ltd. 5% 2/15/28 (d)	3,550	3,150
		93,239
Metals/Mining - 1.0%
Eldorado Gold Corp. 6.25% 9/1/29 (d)	1,505	1,210
ERO Copper Corp. 6.5% 2/15/30 (d)	12,060	8,193
First Quantum Minerals Ltd.:
6.875% 3/1/26 (d)	2,210	2,143
6.875% 10/15/27 (d)	9,420	8,902
7.5% 4/1/25 (d)	2,205	2,181
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	2,225	1,841
Mineral Resources Ltd. 8.5% 5/1/30 (d)	3,355	3,397
PMHC II, Inc. 9% 2/15/30 (d)	5,155	3,750
		31,617
Paper - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (d)	3,020	2,597
6% 6/15/27 (d)	4,690	4,825
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)	1,950	1,969
Glatfelter Corp. 4.75% 11/15/29 (d)	3,520	2,398
SPA Holdings 3 OY 4.875% 2/4/28 (d)	11,670	9,461
		21,250
Publishing/Printing - 0.1%
News Corp. 5.125% 2/15/32 (d)	4,070	3,887
Railroad - 0.4%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	13,385	11,812
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	7,316	6,365
Garden SpinCo Corp. 8.625% 7/20/30 (d)	1,415	1,486
Yum! Brands, Inc. 4.625% 1/31/32	8,980	8,535
		16,386
Services - 5.2%
ADT Corp. 4.125% 8/1/29 (d)	3,320	2,988
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	7,028	6,584
APX Group, Inc. 6.75% 2/15/27 (d)	2,720	2,694
Aramark Services, Inc. 5% 2/1/28 (d)	3,757	3,671
ASGN, Inc. 4.625% 5/15/28 (d)	4,615	4,280
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	8,250	7,825
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	20,855	17,231
CoreCivic, Inc.:
4.75% 10/15/27	10,859	9,072
8.25% 4/15/26	24,050	23,893
Fair Isaac Corp. 4% 6/15/28 (d)	5,065	4,724
Gartner, Inc.:
3.625% 6/15/29 (d)	2,550	2,329
3.75% 10/1/30 (d)	1,885	1,731
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	21,299	19,861
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)	11,295	10,181
Service Corp. International:
4% 5/15/31	6,490	5,971
5.125% 6/1/29	5,213	5,213
Sotheby's 7.375% 10/15/27 (d)	18,225	17,537
The GEO Group, Inc. 6% 4/15/26	3,435	2,609
TriNet Group, Inc. 3.5% 3/1/29 (d)	8,560	7,501
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	15,507	15,469
		171,364
Steel - 0.3%
Commercial Metals Co. 4.125% 1/15/30	4,160	3,648
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	7,505	6,804
		10,452
Super Retail - 1.3%
Bath & Body Works, Inc. 6.694% 1/15/27	1,315	1,297
Carvana Co.:
4.875% 9/1/29 (d)	3,275	1,955
5.5% 4/15/27 (d)	4,845	3,198
5.875% 10/1/28 (d)	1,360	862
10.25% 5/1/30 (d)	715	588
EG Global Finance PLC:
6.75% 2/7/25 (d)	8,108	7,723
8.5% 10/30/25 (d)	9,878	9,673
LBM Acquisition LLC 6.25% 1/15/29 (d)	5,580	4,213
Levi Strauss & Co. 3.5% 3/1/31 (d)	5,730	5,179
Wolverine World Wide, Inc. 4% 8/15/29 (d)	8,395	7,314
		42,002
Technology - 5.9%
Acuris Finance U.S. 5% 5/1/28 (d)	13,710	11,516
Arches Buyer, Inc.:
4.25% 6/1/28 (d)	4,180	3,576
6.125% 12/1/28 (d)	5,320	4,362
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	8,405	7,775
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	1,955	1,779
4.875% 7/1/29 (d)	1,975	1,748
CommScope, Inc.:
4.75% 9/1/29 (d)	3,600	3,130
7.125% 7/1/28 (d)	6,360	5,263
8.25% 3/1/27 (d)	1,925	1,675
Elastic NV 4.125% 7/15/29 (d)	9,900	8,815
Entegris Escrow Corp.:
4.75% 4/15/29 (d)	5,560	5,353
5.95% 6/15/30 (d)	7,700	7,642
Gartner, Inc. 4.5% 7/1/28 (d)	4,490	4,321
II-VI, Inc. 5% 12/15/29 (d)	9,975	9,501
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	12,845	10,533
MicroStrategy, Inc. 6.125% 6/15/28 (d)	11,700	10,150
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	3,495	3,119
onsemi 3.875% 9/1/28 (d)	3,675	3,402
Open Text Corp. 3.875% 12/1/29 (d)	10,960	9,866
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)	7,610	6,289
5.375% 12/1/28 (d)	51,444	37,807
Roblox Corp. 3.875% 5/1/30 (d)	4,035	3,534
Sensata Technologies BV 4% 4/15/29 (d)	4,495	4,090
TTM Technologies, Inc. 4% 3/1/29 (d)	18,640	16,470
Twilio, Inc. 3.875% 3/15/31	3,285	2,910
Uber Technologies, Inc. 8% 11/1/26 (d)	9,595	9,769
		194,395
Telecommunications - 8.5%
Altice Financing SA:
5% 1/15/28 (d)	7,363	6,485
5.75% 8/15/29 (d)	33,610	29,409
Altice France Holding SA 6% 2/15/28 (d)	15,943	12,475
Altice France SA:
5.125% 1/15/29 (d)	18,614	15,825
5.125% 7/15/29 (d)	8,655	7,407
5.5% 1/15/28 (d)	5,700	5,011
5.5% 10/15/29 (d)	50	43
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	50,907	45,340
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	2,199	1,954
5.625% 9/15/28 (d)	1,290	1,042
Consolidated Communications, Inc. 5% 10/1/28 (d)	2,395	1,892
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	5,510	5,178
5.875% 10/15/27 (d)	3,283	3,234
5.875% 11/1/29	6,414	5,388
6% 1/15/30 (d)	5,455	4,583
8.75% 5/15/30 (d)	4,055	4,306
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	8,320	7,692
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	4,904	4,099
4.25% 7/1/28 (d)	17,615	15,368
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)	20,685	16,393
5.125% 12/15/26 (d)	7,910	7,205
Millicom International Cellular SA:
4.5% 4/27/31 (d)	7,907	6,493
5.125% 1/15/28 (d)	3,560	3,235
Sable International Finance Ltd. 5.75% 9/7/27 (d)	1,577	1,392
SBA Communications Corp. 3.125% 2/1/29	4,140	3,623
Telecom Italia Capital SA:
6% 9/30/34	3,477	2,739
7.2% 7/18/36	5,009	4,154
7.721% 6/4/38	995	826
Uniti Group, Inc. 6% 1/15/30 (d)	17,315	12,364
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)	12,830	11,499
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)	4,079	3,573
Windstream Escrow LLC 7.75% 8/15/28 (d)	22,945	20,545
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	4,245	3,715
6.125% 3/1/28 (d)	3,438	2,664
		277,151
Textiles/Apparel - 0.3%
Foot Locker, Inc. 4% 10/1/29 (d)	9,010	7,005
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	1,460	1,231
		8,236
Transportation Ex Air/Rail - 0.5%
Golar LNG Ltd. 7% 10/20/25 (d)	4,050	3,787
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	2,635	2,351
Seaspan Corp. 5.5% 8/1/29 (d)	14,205	11,115
		17,253
Utilities - 3.6%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	4,505	3,945
4.75% 3/15/28 (d)	1,540	1,490
Global Partners LP/GLP Finance Corp. 7% 8/1/27	8,471	7,746
InterGen NV 7% 6/30/23 (d)	19,797	19,045
NRG Energy, Inc.:
3.375% 2/15/29 (d)	6,240	5,382
5.25% 6/15/29 (d)	5,350	5,016
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)	4,755	4,600
PG&E Corp.:
5% 7/1/28	14,760	13,475
5.25% 7/1/30	23,760	21,325
Pike Corp. 5.5% 9/1/28 (d)	24,657	21,130
Vistra Operations Co. LLC:
5% 7/31/27 (d)	8,646	8,512
5.625% 2/15/27 (d)	6,375	6,395
		118,061
TOTAL NONCONVERTIBLE BONDS		2,746,509
TOTAL CORPORATE BONDS (Cost $3,186,195)		2,790,835

Common Stocks - 2.5%
	Shares	Value ($) (000s)
Cable/Satellite TV - 0.1%
Altice U.S.A., Inc. Class A (f)	267,294	2,809
Energy - 1.1%
California Resources Corp. warrants 10/27/24 (f)	4,683	68
Forbes Energy Services Ltd. (c)(f)	47,062	0
Jonah Energy Parent LLC (c)(f)	212,612	9,674
Mesquite Energy, Inc. (c)(f)	213,506	12,518
New Fortress Energy, Inc.	137,895	6,753
Pioneer Natural Resources Co.	25,600	6,066
TOTAL ENERGY		35,079
Food & Drug Retail - 0.9%
Southeastern Grocers, Inc. (b)(c)(f)	1,235,303	30,141
Gaming - 0.2%
Caesars Entertainment, Inc. (f)	138,186	6,314
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (c)(f)	1	24
GTT Communications, Inc. rights (c)(f)	447,381	447
TOTAL TELECOMMUNICATIONS		471
Utilities - 0.2%
EQT Corp.	167,700	7,384
TOTAL COMMON STOCKS (Cost $49,952)		82,198

Bank Loan Obligations - 4.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 9.786% 5/25/26 (g)(h)(i)	5,016	4,753
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.036% 8/24/26 (g)(h)(i)	11,540	2,259
TOTAL BROADCASTING		7,012
Building Materials - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.9703% 5/17/28 (g)(h)(i)	5,456	3,871
Chemicals - 0.4%
Consolidated Energy Finance SA Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (c)(g)(h)(i)	7,065	6,836
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 11/9/28 (g)(h)(i)	5,243	4,953
TOTAL CHEMICALS		11,789
Energy - 0.3%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (g)(h)(i)	6,021	5,693
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (g)(h)(i)	4,128	3,903
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(h)(i)	3,958	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(h)(i)	1,690	0
TOTAL ENERGY		9,596
Gaming - 0.2%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.327% 1/27/29 (g)(h)(i)	7,617	7,248
Healthcare - 0.4%
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.6223% 11/6/27 (g)(h)(i)	4,415	4,324
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.0306% 12/13/26 (g)(h)(i)	347	338
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (g)(h)(i)	8,628	8,355
TOTAL HEALTHCARE		13,017
Insurance - 0.3%
HUB International Ltd. Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.7657% 4/25/25 (g)(h)(i)	9,028	8,788
Leisure - 0.4%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.6616% 7/21/28 (g)(h)(i)	14,872	14,054
Paper - 0.1%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 6.602% 4/13/29 (g)(h)(i)	2,455	2,354
Services - 0.3%
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 7.4161% 12/10/29 (g)(h)(i)	610	537
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/10/28 (g)(h)(i)	5,631	5,319
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9444% 6/21/24 (g)(h)(i)	4,422	4,029
TOTAL SERVICES		9,885
Super Retail - 0.5%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 3/5/28 (g)(h)(i)	6,698	6,112
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 12/18/27 (g)(h)(i)	13,633	11,698
TOTAL SUPER RETAIL		17,810
Technology - 0.8%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.6534% 2/15/29 (g)(h)(i)	14,250	13,555
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (g)(h)(i)(j)	2,415	2,297
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6223% 4/4/26 (g)(h)(i)	4,121	3,874
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5351% 5/3/26 (g)(h)(i)	4,415	4,274
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6661% 8/27/25 (g)(h)(i)	1,964	1,909
TOTAL TECHNOLOGY		25,909
Telecommunications - 0.5%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 8.5% 5/31/25 (g)(h)(i)	17,149	13,282
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.906% 4/30/27 (g)(h)(i)	5,008	4,528
TOTAL TELECOMMUNICATIONS		17,810
Utilities - 0.4%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.0361% 8/1/25 (g)(h)(i)	3,270	3,165
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.375% 6/23/25 (g)(h)(i)	10,025	9,665
TOTAL UTILITIES		12,830
TOTAL BANK LOAN OBLIGATIONS (Cost $178,745)		161,973

Other - 0.6%
	Shares	Value ($) (000s)
Other - 0.6%
Fidelity Direct Lending Fund, LP (b)(k) (Cost $18,750)	1,875,221	18,602

Money Market Funds - 4.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.01% (l) (Cost $154,216)	154,185,110	154,216

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $3,587,858)	3,207,824
NET OTHER ASSETS (LIABILITIES) - 2.0%	64,463
NET ASSETS - 100.0%	3,272,287

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $70,334,000 or 2.1% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,313,588,000 or 70.7% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Non-income producing
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $0 and $0, respectively.
(k)	Affiliated Fund
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Fidelity Direct Lending Fund, LP	12/09/21 - 7/29/22	18,749
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	1,682
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	2,899
Southeastern Grocers, Inc.	6/01/18	8,689

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	69,623	373,834	289,241	335	-	-	154,216	0.3%
Total	69,623	373,834	289,241	335	-	-	154,216

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	14,951	3,813	-	340	-	(162)	18,602
	14,951	3,813	-	340	-	(162)	18,602

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies and is categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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